UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-08081

Name of Fund:  BlackRock MuniHoldings Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer (principal executive officer), BlackRock MuniHoldings Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052

Date of fiscal year end: 04/30/2008

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments


BlackRock MuniHoldings Fund, Inc.

Schedule of Investments as of July 31, 2007 (Unaudited)                                                            (in Thousands)

                             Face
State                      Amount    Municipal Bonds                                                                    Value
Alabama - 4.2%           $  1,590    Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue
                                     Refunding Bonds (Ascension Health Credit), Series C-2, 5% due 11/15/2036          $    1,597
                            1,160    Birmingham, Alabama, Special Care Facilities Financing Authority,
                                     Revenue Refunding Bonds (Ascension Health Credit), Series C-2, 5% due
                                     11/15/2039                                                                             1,163
                            1,750    Camden, Alabama, IDB, Exempt Facilities Revenue Bonds (Weyerhaeuser
                                     Company), Series A, 6.125% due 12/01/2024                                              1,882
                            4,550    Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                     5% due 1/01/2024                                                                       4,693

Arizona - 3.1%                900    Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                                     Schools Project 1), Series A, 6.50% due 7/01/2012                                        897
                            2,200    Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                                     Schools Project 1), Series A, 6.75% due 7/01/2029                                      2,180
                            2,215    Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America
                                     West Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                  2,238
                            1,000    Pinal County, Arizona, COP, 5% due 12/01/2029                                          1,009
                              510    Show Low, Arizona, Improvement District Number 5, Special Assessment Bonds,
                                     6.375% due 1/01/2015                                                                     518

Arkansas - 0.9%             2,000    University of Arkansas, University Construction Revenue Bonds (UAMS Campus),
                                     Series B, 5% due 11/01/2023 (h)                                                        2,086

California - 19.9%            875    Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 5.60%
                                     due 7/01/2013                                                                            902
                            5,700    California Health Facilities Financing Authority Revenue Bonds (Sutter Health),
                                     Series A, 5.25% due 11/15/2046                                                         5,858
                            2,965    California Infrastructure and Economic Development Bank, Insured Revenue Bonds
                                     (Rand Corporation), Series A, 5.50% due 4/01/2032 (b)                                  3,130
                            2,500    California State, GO, 5.50% due 4/01/2014 (i)                                          2,745
                            3,955    California State, GO, Refunding, 5% due 6/01/2032                                      4,074
                            6,800    California State Public Works Board, Lease Revenue Bonds (Department of
                                     Corrections), Series C, 5.25% due 6/01/2028                                            7,074
                            3,870    California Statewide Communities Development Authority, Health Facility Revenue
                                     Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                          4,161
                            2,000    East Side Union High School District, California, Santa Clara County, GO (Election
                                     of 2002), Series D, 5% due 8/01/2021 (k)                                               2,108
                            1,165    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                     Revenue Bonds, Series A-3, 7.875% due 6/01/2013 (i)                                    1,402



Portfolio Abbreviations


To simplify the listings of BlackRock MuniHoldings Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
EDA          Economic Development Authority
GO           General Obligation Bonds
HDA          Housing Development Authority
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDB          Industrial Development Board
IDR          Industrial Development Revenue Bonds
PCR          Pollution Control Revenue Bonds
VRDN         Variable Rate Demand Notes



BlackRock MuniHoldings Fund, Inc.

Schedule of Investments as of July 31, 2007 (Unaudited) (concluded)                                                (in Thousands)

                             Face
State                      Amount    Municipal Bonds                                                                    Value
California                $   915    Golden State Tobacco Securitization Corporation of California, Tobacco
(concluded)                          Settlement Revenue Refunding Bonds, Senior Series A-1, 5.125% due 6/01/2047       $      853
                            2,405    Montebello, California, Unified School District, GO, 5.61% due 8/01/2022 (c)(m)        1,212
                            2,455    Montebello, California, Unified School District, GO, 5.61% due 8/01/2023 (c)(m)        1,175
                            2,095    Oceanside, California, Unified School District, GO (Election of 2000),
                                     Series C, 5.25% due 8/01/2032 (h)                                                      2,191
                            3,490    Sequoia, California, Unified High School District, GO, Refunding, Series B,
                                     5.50% due 7/01/2035 (e)                                                                3,811
                            1,000    Sunnyvale, California, School District, GO (Election of 2004), Series A, 5%
                                     due 9/01/2026 (e)                                                                      1,042
                            2,915    Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                     (Community Facilities District Number 97-1),
                                     Series A, 5% due 9/01/2032 (e)                                                         2,984

Colorado - 1.7%             2,645    Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                     Series A, 7.35% due 9/01/2031                                                          2,775
                            1,000    Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                     (Public Improvement Fees), 8.125% due 12/01/2025                                       1,003

Connecticut - 2.4%          2,165    Connecticut State Development Authority, Airport Facility Revenue Bonds
                                     (Learjet Inc. Project), AMT, 7.95% due 4/01/2026                                       2,549
                            2,735    Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC Project), AMT,
                                     8% due 4/01/2030                                                                       2,925

Florida - 8.1%              2,900    Highlands County, Florida, Health Facilities Authority, Hospital Revenue
                                     Refunding Bonds (Adventist Health System), Series G, 5.125% due 11/15/2032             2,918
                            2,340    Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds,
                                     Series A, 5.24% due 10/01/2037 (h)(m)                                                    500
                            2,250    Midtown Miami, Florida, Community Development District, Special Assessment
                                     Revenue Bonds, Series A, 6.25% due 5/01/2037                                           2,291
                            2,550    Midtown Miami, Florida, Community Development District, Special Assessment
                                     Revenue Bonds, Series B, 6.50% due 5/01/2037                                           2,631
                            3,225    Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                     (Orlando Regional Healthcare), 6% due 12/01/2012 (i)                                   3,543
                            2,095    Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities
                                     Revenue Bonds (JetBlue Airways Corp.), AMT, 6.50% due 11/15/2036                       2,183
                              800    Orlando, Florida, Urban Community Development District, Capital Improvement
                                     Special Assessment Bonds, Series A, 6.95% due 5/01/2033                                  850
                              725    Palm Coast Park Community Development District, Florida, Special Assessment
                                     Revenue Bonds, 5.70% due 5/01/2037                                                       730
                            1,615    Preserve at Wilderness Lake, Florida, Community Development District,
                                     Capital Improvement Bonds, Series A, 5.90% due 5/01/2034                               1,641
                            1,000    Tern Bay Community Development District, Florida, Capital Improvement
                                     Revenue Refunding Bonds, Series A, 5.375% due 5/01/2037                                  947

Georgia - 0.9%              1,750    Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project),
                                     7.90% due 12/01/2024                                                                   1,911

Illinois - 3.0%             1,200    Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due
                                     12/01/2032                                                                             1,284
                            4,000    Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT, Sub-Series C-2,
                                     5.35% due 2/01/2027                                                                    4,070
                              700    Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place
                                     Project), Series A, 6% due 5/15/2025                                                     732
                              625    Naperville, Illinois, IDR (General Motors Corporation), Refunding, VRDN, 7.50%
                                     due 12/01/2012 (f)                                                                       625

Indiana - 2.6%              8,325    Allen County, Indiana, Redevelopment District Tax Increment Revenue
                                     Bonds (General Motors Development Area), 7% due 5/15/2008 (i)(m)                       5,749


Kentucky - 0.9%             2,000    Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District, Sewer
                                     and Drain System Revenue Bonds, Series A, 5.50% due 5/15/2034 (h)                      2,125

Louisiana - 4.3%            4,115    Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                     Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036           4,169
                            1,750    New Orleans, Louisiana, Financing Authority Revenue Bonds (Xavier University of
                                     Louisiana Project), 5.30% due 6/01/2026 (h)                                            1,816
                            3,540    New Orleans, Louisiana, GO (Public Improvements), 5% due 10/01/2033 (h)                3,625

Maryland - 3.5%             1,870    Anne Arundel County, Maryland, Special Obligation Revenue Bonds (Arundel Mills
                                     Project), 7.10% due 7/01/2009 (i)                                                      2,016
                            1,100    Baltimore, Maryland, Wastewater Project Revenue Bonds, Series D, 5% due
                                     7/01/2037 (b)                                                                          1,147
                            1,760    Maryland State Economic Development Corporation, Student Housing Revenue Bonds
                                     (University of Maryland College Park Project), 6.% due 6/01/2013 (i)                   1,958
                            2,750    Maryland State Energy Financing Administration, Limited Obligation
                                     Revenue Bonds (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                 2,757

Massachusetts - 3.6%        2,900    Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A, 5.25% due
                                     12/01/2048                                                                             2,912
                            5,000    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                     Series A, 5% due 8/15/2030 (e)                                                         5,201

Michigan - 2.6%             1,400    Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                     Medical Center), Series A, 6% due 7/01/2020 (a)                                        1,498
                            3,000    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                     Edison Company Pollution Control Project), AMT, Series B, 5.65% due 9/01/2029          3,106
                            1,300    Michigan State Strategic Fund, PCR (General Motors Corporation Project),
                                     VRDN, 7% due 12/01/2008 (f)                                                            1,300

Minnesota - 1.7%            3,500    Minneapolis, Minnesota, Community Development Agency, Supported
                                     Development Revenue Refunding Bonds, Series G-3, 5.45% due 12/01/2011 (i)              3,720

Mississippi - 5.4%          7,675    Claiborne County, Mississippi, PCR, Refunding (System Energy Resources Inc.
                                     Project), 6.20% due 2/01/2026                                                          7,703
                            2,500    Mississippi Business Finance Corporation, Mississippi, PCR, Refunding
                                     (System Energy Resources Inc. Project), 5.90% due 5/01/2022                            2,524
                            1,000    Mississippi Development Bank, Special Obligation Revenue Refunding Bonds
                                     (Gulfport Water and Sewer System Project), 5.25% due 7/01/2017 (e)                     1,085
                              810    Mississippi Development Bank, Special Obligation Revenue Refunding Bonds
                                     (Gulfport Water and Sewer System Project), 5.25% due 7/01/2019 (e)                       874

Missouri - 1.4%             1,915    Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois
                                     Bluffs), 7% due 10/01/2011 (i)                                                         2,160
                            1,000    Missouri State Development Finance Board, Infrastructure Facilities Revenue
                                     Refunding Bonds (Branson), Series A, 5.50% due 12/01/2032                              1,033

New Jersey - 12.9%          5,385    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                       5,734
                            2,280    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                       2,417
                            1,475    New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                     Facility), Series A, 7.25% due 11/15/2011 (i)                                          1,674
                            2,600    New Jersey EDA, Retirement Community Revenue Bonds (Seabrook Village Inc.),
                                     Series A, 8.25% due 11/15/2010 (i)                                                     2,971
                            1,965    New Jersey EDA, School Facilities Construction Revenue Bonds, Series O,
                                     5.125% due 3/01/2030                                                                   2,043
                            1,000    New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                     AMT, 6.625% due 9/15/2012                                                              1,052
                            2,950    New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                     AMT, 6.25% due 9/15/2029                                                               3,034
                            3,325    New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey
                                     Hospital), 6% due 7/01/2012 (i)                                                        3,621
                            3,500    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                                     1/01/2030 (e)                                                                          3,631
                            2,315    Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
                                     Revenue Bonds, 7% due 6/01/2013 (i)                                                    2,681

New Mexico - 2.7%           2,000    Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico - San
                                     Juan Project), Series A, 6.30% due 12/01/2016                                          2,043
                            3,720    New Mexico Finance Authority, Senior Lien State Transportation Revenue
                                     Bonds, Series A, 5.125% due 6/15/2018 (h)                                              3,939

New York - 14.1%            1,155    Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint
                                     Francis Hospital), Series A, 7.50% due 3/01/2029                                       1,265
                              535    New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80%
                                     due 6/01/2028                                                                            580
                              725    New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                                     Airlines Inc. Project), AMT, 8% due 11/01/2012                                           785
                              725    New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                                     Airlines Inc. Project), AMT, 8.375% due 11/01/2016                                       794
                            9,115    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                     Series A, 5% due 10/15/2020 (h)                                                        9,570
                            3,680    New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                     Program), Series D, 5.25% due 10/01/2023 (h)                                           3,884
                            3,150    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                     5.50% due 6/01/2018                                                                    3,339
                            3,500    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                     5.50% due 6/01/2017                                                                    3,675
                            3,800    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                     5.50% due 6/01/2020 (c)                                                                4,065
                            1,400    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                     5.50% due 6/01/2022                                                                    1,488
                            2,080    Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                                     Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                        2,182

Oklahoma - 0.8%             1,815    Oklahoma State Development Finance Authority, Revenue Refunding Bonds (Saint John
                                     Health System), 5% due 2/15/2042                                                       1,815

Pennsylvania - 5.7%         1,700    Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice
                                     Inc.), Series A, 6.25% due 1/01/2035                                                   1,772
                            3,500    Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                     Bonds (National Gypsum Company), AMT, Series B, 6.125% due 11/01/2027                  3,615
                              725    Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75% due
                                     12/01/2017                                                                               726
                            1,105    Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                     Revenue Bonds (Arbor House Inc. Project), Series E, 6.10% due 7/01/2033                1,156
                            1,245    Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                     Revenue Bonds (Saligman House Project), Series C, 6.10%  due 7/01/2033                 1,302
                            3,500    Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                     Healthcare System), Series B, 7.125% due 12/01/2011 (i)                                4,165

Rhode Island - 1.4%         2,820    Rhode Island State Health and Educational Building Corporation, Hospital Financing
                                     Revenue Bonds (Lifespan Obligation Group), 6.50% due 8/15/2012 (i)                     3,151

South Carolina - 1.5%       3,020    Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
                                     Refunding Bonds, Series A, 6.375% due 8/15/2012 (i)                                    3,368

South Dakota - 0.8%         1,825    South Dakota State Health and Educational Facilities Authority Revenue Bonds
                                     (Sanford Health), 5% due 11/01/2040                                                    1,827

Tennessee - 8.0%            1,900    Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing
                                     (Tennessee Municipal Bond Fund), VRDN, 3.64% due 11/01/2035 (f)                        1,900
                            4,030    Hardeman County, Tennessee, Correctional Facilities Corporation Revenue Bonds,
                                     7.75% due 8/01/2017                                                                    4,115
                            4,575    Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                     Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (i)                5,132
                            3,500    Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                     Revenue Refunding Bonds (Saint Jude Children's Research Hospital), 5% due 7/01/2031    3,525
                            3,160    Tennessee Educational Loan Revenue Bonds (Educational Funding South Inc.), AMT,
                                     Senior Series B, 6.20% due 12/01/2021                                                  3,165

Texas - 13.4%               4,000    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                     First Tier, Series A, 6.70% due 1/01/2011 (i)                                          4,359
                              100    Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                     Bonds (Scott & White Memorial Hospital), VRDN, Series 2001-2, 3.64% due
                                     8/15/2031 (f)(h)                                                                         100
                            2,340    Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
                                     Project), Series B, 7.75% due 12/01/2018                                               2,441
                            3,655    Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                                     Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625%
                                     due 5/15/2033                                                                          3,896
                            1,800    Houston, Texas, Health Facilities Development Corporation, Retirement Facility
                                     Revenue Bonds (Buckingham Senior Living Community), Series A, 7.125% due 2/15/2034     2,128
                            3,000    Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor),
                                     AMT, 6.375% due 4/01/2027                                                              3,064
                            1,485    Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                     (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                      1,544
                            1,425    Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                     Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25%
                                     due 11/01/2031                                                                         1,457
                            2,425    SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue
                                     Bonds, 5.50% due 8/01/2023                                                             2,585
                            1,100    SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue
                                     Bonds, 5.50% due 8/01/2024                                                             1,174
                            1,120    SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue
                                     Bonds, 5.50% due 8/01/2025                                                             1,197
                            3,225    Texas State Department of Housing and Community Affairs, Residential Mortgage
                                     Revenue Bonds, AMT, Series A, 5.70% due 1/01/2033 (d)                                  3,229
                            2,770    Texas State Department of Housing and Community Affairs, Residential Mortgage
                                     Revenue Refunding Bonds, AMT, Series B, 5.25% due 7/01/2022 (d)                        2,829

Vermont - 1.1%              2,370    Vermont Educational and Health Buildings Financing Agency, Revenue
                                     Bonds (Developmental and Mental Health), Series A, 6% due 6/15/2017                    2,446

Virginia - 3.7%             1,150    Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company),
                                     Series A, 5.875% due 6/01/2017                                                         1,219
                            3,000    Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT,
                                     Series A, 6.10% due 2/01/2011 (b)                                                      3,207
                            1,500    Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior
                                     Series B, 8.40% due 8/15/2008 (i)(m)                                                     434
                              300    Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior
                                     Series B, 8.80% due 8/15/2008 (i)(m)                                                      82
                            3,035    Tobacco Settlement Financing Corporation of Virginia, Asset-Backed Revenue
                                     Bonds, 5.625% due 6/01/2015 (i)                                                        3,351

Washington - 0.6%           1,360    Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing
                                     Project), 6.125% due 12/01/2032                                                        1,388

Wisconsin - 1.2%              825    Wisconsin State Health and Educational Facilities Authority Revenue Bonds (New
                                     Castle Place Project), Series A, 7% due 12/01/2031                                       851
                            1,755    Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                     (SynergyHealth Inc.), 6% due 11/15/2032                                                1,855

Puerto Rico - 3.4%          2,680    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                     Revenue Refunding Bonds, Series N, 5.25% due 7/01/2036 (n)                             2,957
                            2,060    Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                                     Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                                     Series A, 6.45% due 12/01/2025                                                         2,093
                           19,235    Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds,
                                     Series A, 5.06% due 8/01/2047 (b)(m)                                                   2,663

U.S. Virgin                 3,460    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 1.7%                       Coker Project), AMT, 6.50% due 7/01/2021                                               3,714

                                     Total Municipal Bonds (Cost - $306,720) - 143.2%                                     321,035




                                     Municipal Bonds Held in Trust (g)
California - 3.2%           6,810    California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
                                     and Electric), AMT, Series A, 5.35% due 12/01/2016 (h)                                 7,181

Maryland - 5.1%            10,835    Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A,
                                     5.25% due 9/01/2039 (k)                                                               11,410

New York - 2.0%             4,240    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                     Series A, 5.25% due 10/15/2027 (b)                                                     4,522

South Carolina - 5.3%      11,600    South Carolina State Ports Authority, Ports Revenue Bonds, AMT, 5.30% due
                                     7/01/2026 (e)                                                                         11,799

Texas - 5.4%               11,760    Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior Lien, Series A,
                                     5.25% due 8/15/2035 (e)                                                               12,239

                                     Total Municipal Bonds Held in Trust (Cost - $47,598) - 21.0%                          47,151




                           Shares
                             Held    Short-Term Securities
                                9    Merrill Lynch Institutional Tax-Exempt Fund, 3.47% (j)(l)                                  9

                                     Total Short-Term Securities (Cost - $9) - 0.0%                                             9

                                     Total Investments (Cost - $354,327*) - 164.2%                                        368,195
                                     Other Assets Less Liabilities - 1.8%                                                   4,007
                                     Liability for Trust Certificates, Including Interest Expense Payable - (10.2%)      (22,872)
                                     Preferred Stock, at Redemption Value - (55.8%)                                     (125,075)
                                                                                                                       ----------
                                     Net Assets Applicable to Common Stock - 100.0%                                    $  224,255
                                                                                                                       ==========




  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                        $           331,711
                                          ===================
    Gross unrealized appreciation         $            15,205
    Gross unrealized depreciation                     (1,344)
                                          -------------------
    Net unrealized appreciation           $            13,861
                                          ===================
(a) ACA Insured.

(b) AMBAC Insured.

(c) FGIC Insured.

(d) FNMA/GNMA Collateralized.

(e) FSA Insured.

(f) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(g) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

(h) MBIA Insured.

(i) Prerefunded.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

    Affiliate                              Net              Dividend
                                         Activity             Income

    Merrill Lynch Institutional
       Tax-Exempt Fund                       -                 ++

       ++ Amount is less than $1,000.

(k) XL Capital Insured.

(l) Represents the current yield as of July 31, 2007.

(m) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(n) Assured Guaranty Insured.

  o Forward interest rate swaps outstanding as of July 31, 2007 were as follows:


                                                  Notional       Unrealized
                                                   Amount       Depreciation

    Receive a fixed rate of 5.39% and pay a
    floating rate based on 3-month LIBOR

    Broker, Deutsche Bank AG London
    Expires August 2017                           $12,085        $     (64)



Item 2 - Controls and Procedures

2(a) - 	 The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniHoldings Fund, Inc.


By:	/s/ Robert C. Doll, Jr.
	-----------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniHoldings Fund, Inc.


Date: September 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
	-----------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniHoldings Fund, Inc.


Date: September 20, 2007


By:	/s/ Donald C. Burke
	--------------------
        Donald C. Burke,
        Chief Financial Officer (principal financial officer) of
        BlackRock MuniHoldings Fund, Inc.


Date: September 20, 2007